[logo] M F S(R)
INVESTMENT MANAGEMENT

                     MASSACHUSETTS
                     INVESTORS GROWTH
                     STOCK FUND

                     SEMIANNUAL REPORT o MAY 31, 2002


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        YOU CAN RECEIVE THIS REPORT VIA E-MAIL. See page 33 for details.
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TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  4
Performance Summary .......................................................  8
Portfolio of Investments .................................................. 12
Financial Statements ...................................................... 18
Notes to Financial Statements ............................................. 26
Trustees and Officers ..................................................... 35

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MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC,
    MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT                       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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
LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
      Jeffrey L. Shames

Dear Shareholders,
Despite a fourth-quarter rally in 2001, the market volatility we witnessed over the past two years has continued into 2002. As I write this in mid-June, most U.S. equity indices have retreated since December; bond performance has been decidedly mixed year to date; and many international equity indices have outperformed the U.S. market this year. Federal Reserve Board (Fed) Chairman Alan Greenspan has declared that, in fact, the recession is over, and many financial experts have agreed with him. We think the questions on many investors' minds are:

  o Is the recession genuinely over?

  o If it is, should I change my portfolio to prepare for a recovery?

THE WORST SEEMS TO BE OVER
According to many economists, the recession is technically over. We are beginning to see growth again in the U.S. economy and in economies around the globe. But we would qualify that with a caution that the exciting growth rates of the 1990s are not coming back any time soon.

Our view of the situation is that corporate profits still look weak, despite the recession being over. We think the markets may be bumping along the bottom for a bit longer before a recovery gathers steam. Firms in many industries are still dogged by excess capacity built up in the 1990s, and we think that may slow the growth of corporate profits for a while longer. Our analysts and fund managers talk frequently with corporate managements; a common theme they have seen lately is a wait-and-see attitude. Corporations are postponing spending decisions until their own business improves.

SHOULD I CHANGE MY PORTFOLIO?
Should you be adjusting your portfolio to anticipate an eventual recovery? This is a question best discussed with your investment professional. However, we would contend that changing one's portfolio in response to short-term events, known as market timing, is a strategy that few investors have been able to execute successfully over the long term. Our experience has been that a long-term financial plan, developed with the help of an investment professional, may offer a better chance of riding out economic cycles and working toward your long-term investment goals.

Recent events, we think, offer evidence to support that view. For example, two traditional elements of a long-term financial plan are setting reasonable expectations and diversifying among asset classes -- such as growth stocks, value stocks, and bonds.

In the late 1990s, it was tempting to raise our long-term expectations as we experienced several years of over-20% growth in equity markets. News stories often suggested this was the new norm, declaring that a "new economy" had vanquished the "old economy" -- and its historical average annual returns that had been closer to 10% for stocks.

Adjusting one's financial plan to agree with that view, however, could have proven disastrous over the past few years. Yes, the Standard & Poor's 500 Stock Index (the S&P 500), a commonly used measure of the broad stock market, returned an average of 28.6% per year for the years 1995 through 1999. But the same index returned -10.5% annually for the years 2000 through 2001.(1) A look at history might have prepared an investor for more realistic long-term returns. For example, for the 50-year period ended May 31, 2002, which includes the up and down periods just mentioned, the average annual return for the S&P 500 was 11.8%.(2)

In addition to unrealistic expectations, another investment trap of the 1990s was believing that growth stocks would always reign supreme. A financial plan that included a range of asset classes, however -- recognizing that individual asset classes frequently go in and out of favor -- could have helped an investor over the past two difficult years, when both bonds and value stocks significantly outperformed growth stocks.(3)

We should, however, note that if your personal situation or financial goals change, your financial plan may need to change as well. For that reason, we suggest that you and your investment professional revisit your long-term plan regularly to assess your progress and make course corrections as necessary.

DEJA VU
The points we've just made, of course, are familiar to most investors. As baseball great Yogi Berra said, "This is like deja vu all over again." What's new, however, is the historical context that validates the old familiar strategies.

This spring marked the second anniversary of the start of a severe market downturn that generally is recognized as the worst time for investors since the 1970s. But the downturn also demonstrated, in our opinion, that short-term events are significantly less important for investors than tried-and-true strategies, including sticking to a long-term plan, setting realistic expectations, and diversifying among asset classes.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management(R)

    June 17, 2002

(1) Source: Lipper Inc.

(2) Source: Thomson Wealth Management

(3) For the two-year period ended May 31, 2002, bonds, as represented by the Lehman Brothers Aggregate Bond Index, delivered an average annual return of 10.58%; value stocks, as represented by the Russell 1000 Value Index, delivered an average annual return of 0.85%; and growth stocks, as represented by the Russell 1000 Growth Index, delivered an average annual return of -25.42%. Source: Lipper Inc.

    The Lehman Brothers Aggregate Bond Index is unmanaged and is composed of all publicly issued obligations of the U.S. Treasury and government agencies, all corporate debt guaranteed by the U.S. government, all fixed-rate nonconvertible investment-grade domestic corporate debt, and all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA). The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

It is not possible to invest directly in an index.
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MANAGEMENT REVIEW AND OUTLOOK

[Photo of Stephen Pesek]
     Stephen Pesek

For the six months ended May 31, 2002, Class A shares of the fund returned -9.66%, Class B shares -9.92%, Class C shares -9.97%, Class I shares -9.52%, and Class J shares -9.94%. These returns, which include the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges, compare to a -12.87% return over the same period for the fund's benchmark, the Russell 1000 Growth Index, which measures the performance of large-cap U.S. growth stocks. The fund's returns also compare to a -5.69% return over the same period for the Standard & Poor's 500 Stock Index (the S&P
500), a commonly used measure of the broad stock market. During the same period, the average large-cap growth fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -11.14%.

Q.  HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT OVER THE PERIOD?

A. It's been a difficult market for growth managers as growth stocks have remained out of favor. In fact, price declines in 2002 have erased much of the lift we got late last year. While earnings have remained subdued, the market has seemed to shrug off indications that the economy has begun to heal. Fears about everything from terrorist threats to Middle East violence to accounting chicanery have kept investors singularly focused on risk. This has led recovery in the stock market to deviate from the path of past cyclical upturns.

    Of course, every market is different. The profits recession we've been going through has been investment-led. That is, businesses experiencing profit pressures have dramatically scaled back their spending on capital equipment generally and information technology specifically. So what's different about this cycle is that we'll probably need to see sustained improvements across the industrial economy before we can say with certainty that the worst is behind us.

Q.  COULD YOU COMMENT ON WHAT HELPED RELATIVE PERFORMANCE DURING
    THIS PERIOD?

A. Speaking very broadly, we'd say adhering to our more conservative growth investment style kept us tilted away from the most aggressive growth sectors, which have experienced more weakness than the overall market. For example, we completely exited the utilities and communications sector earlier this year. Stocks in this group were hit hard in 2001 and have remained under severe pressure so far in 2002. We've also maintained our cautious stance on technology, consistent with our view that improvements here will likely take longer to materialize than elsewhere.

    Our positioning among stocks in the leisure sector was a key area of strength over the period. Leading media conglomerates, such as Viacom and Clear Channel Communications, benefited from an improved advertising environment. We believe this trend will strengthen in the coming quarters. Results were also solid in health care, where the portfolio has emphasized service providers over major pharmaceutical companies. Service providers, such as hospital group Tenet Healthcare and managed care leader UnitedHealth Group, have experienced stronger pricing, lower costs, and a better reimbursement environment. We think drug companies, on the other hand, face potentially slower growth in the future due to limited new drug pipelines and patent expirations.

Q.  WHAT AREAS WERE DISAPPOINTING?

A. Our holding in Tyco International significantly underperformed. Waves of bad news concerning potential liquidity issues, a break-up plan that was later reversed, and the resignation of the CEO weighed very heavily on the stock. Amid the uncertainty, we reduced our exposure; still, the downdraft in this stock detracted meaningfully from performance.

    Elsewhere, our low positions in consumer staples firms held back relative performance, as the sector did well over the period. Although fund holdings such as PepsiCo and Philip Morris gained ground, we did not own Coca Cola, whose strong performance had a large impact on index returns.

Q. HOW WAS THE PORTFOLIO POSITIONED AS WE MOVED INTO THE SECOND HALF OF 2002; HAD YOU MADE ANY SIGNIFICANT CHANGES DURING THE PERIOD?

A. We'd describe the changes we've made as more tactical than strategic in nature. Financial services and leisure remained our largest overweighted positions relative to our benchmark -- although in the case of financial services, we've trimmed holdings, while in leisure, we've added to positions. Regarding the former, we believe the commercial property and casualty insurance cycle is still in early innings and that policy pricing and terms will likely get better from here. That said, where our stocks in this area have lived up to our near-term expectations, we've been willing to reduce positions. Higher confidence in the advertising arena has led us to grow our leisure weighting during this time.

    We mentioned earlier our underweighted positions in technology and health care. We have not made significant changes in these areas during the past six months. We also pointed out that we had dropped all utilities and communications holdings. While that sector wasn't a major exposure at the start of the period, carrying no weight at the close of the period correctly suggests that we viewed this as an area that may take a long time to recover.

    We also added to our holdings in the consumer staples area. This is a more mature sector, so we don't expect volume and revenue growth to be exciting. But we do believe the fruits of past restructurings and market share gains are just now beginning to become evident. Our holdings here favored companies that we believed had commanding market shares and were producing solid cash flows.

/s/ Stephen Pesek
    Stephen Pesek
    Portfolio Manager

Note to shareholders: Effective November 30, 2001, the Russell 1000 Growth Index replaced the Standard and Poor's 500 Stock Index (S&P 500), a commonly used measure of the broad stock market, as the fund's benchmark. We believe the Russell 1000 Growth Index more accurately reflects our growth discipline, offering investors a more reliable objective measure of the fund's performance. For comparison, we will also continue to provide returns for the S&P 500.

The opinions expressed in this report are those of MFS and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

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   PORTFOLIO MANAGER'S PROFILE
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   STEPHEN PESEK, CFA, IS SENIOR VICE PRESIDENT OF MFS INVESTMENT
   MANAGEMENT(R) (MFS(R)) AND A MEMBER OF OUR LARGE-CAP GROWTH PORTFOLIO MANAGEMENT TEAM. HE MANAGES THE LARGE-CAP GROWTH PORTFOLIOS OF OUR MUTUAL FUNDS, VARIABLE ANNUITIES, AND INSTITUTIONAL ACCOUNTS.

   STEVE JOINED MFS IN 1994 AS A RESEARCH ANALYST FOLLOWING THE
   PHARMACEUTICAL, BIOTECHNOLOGY, AND ELECTRONICS INDUSTRIES. HE BECAME A PORTFOLIO MANAGER IN 1996 AND SENIOR VICE PRESIDENT IN 1999. PRIOR TO JOINING MFS, HE WORKED FOR SEVEN YEARS AT FIDELITY INVESTMENTS AS AN EQUITY ANALYST.

   HE IS A GRADUATE OF THE UNIVERSITY OF PENNSYLVANIA AND HAS AN M.B.A. DEGREE FROM COLUMBIA UNIVERSITY. HE HOLDS THE CHARTERED FINANCIAL ANALYST (CFA) DESIGNATION.

   ALL EQUITY PORTFOLIO MANAGERS ARE PROMOTED FROM WITHIN MFS. OUR
   PORTFOLIO MANAGERS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, COMPANY-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.
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This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

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   FUND FACTS
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  OBJECTIVE:                      SEEKS LONG-TERM GROWTH OF CAPITAL AND FUTURE
                                  INCOME RATHER THAN CURRENT INCOME.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:          JANUARY 1, 1935

  CLASS INCEPTION:                CLASS A  JANUARY 1, 1935
                                  CLASS B  SEPTEMBER 7, 1993
                                  CLASS C  NOVEMBER 3, 1997
                                  CLASS I  JANUARY 2, 1997
                                  CLASS J  DECEMBER 18, 2000

  SIZE:                           $12.6 BILLION NET ASSETS AS OF MAY 31, 2002
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PERFORMANCE SUMMARY

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH MAY 31, 2002

CLASS A
                                            6 Months       1 Year       3 Years       5 Years      10 Years
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
Cumulative Total Return Excluding
  Sales Charge                                -9.66%      -21.93%       -17.02%       +49.36%      +235.60%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding
  Sales Charge                                 --         -21.93%       - 6.03%       + 8.35%      + 12.87%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return Including
  Sales Charge                                 --         -26.42%       - 7.87%       + 7.08%      + 12.20%
-----------------------------------------------------------------------------------------------------------

CLASS B
                                            6 Months       1 Year       3 Years       5 Years      10 Years
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                                -9.92%      -22.45%       -18.60%       +44.54%      +214.85%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding
  Sales Charge                                 --         -22.45%       - 6.63%       + 7.65%      + 12.15%
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Average Annual Total Return Including
  Sales Charge                                 --         -25.55%       - 7.42%       + 7.37%      + 12.15%
-----------------------------------------------------------------------------------------------------------

CLASS C
                                            6 Months       1 Year       3 Years       5 Years      10 Years
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                                -9.97%      -22.47%       -18.60%       +44.91%      +225.61%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding
  Sales Charge                                 --         -22.47%       - 6.63%       + 7.70%      + 12.53%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return Including
  Sales Charge                                 --         -23.25%       - 6.63%       + 7.70%      + 12.53%
-----------------------------------------------------------------------------------------------------------

CLASS I
                                            6 Months       1 Year       3 Years       5 Years      10 Years
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
Cumulative Total Return Excluding
  Sales Charge                                -9.52%      -21.69%       -16.12%       +51.91%      +241.60%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding
  Sales Charge                                 --         -21.69%       - 5.69%       + 8.72%      + 13.07%
-----------------------------------------------------------------------------------------------------------

CLASS J
                                            6 Months       1 Year       3 Years       5 Years      10 Years
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                                -9.94%      -22.46%       -17.82%       +47.92%      +232.37%
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Average Annual Total Return Excluding
  Sales Charge                                 --         -22.46%       - 6.33%       + 8.15%      + 12.76%
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Average Annual Total Return Including
  Sales Charge                                 --         -25.56%       - 7.60%       + 7.27%      + 12.30%
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

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 5.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain institutional investors. Class J Share Performance Including Sales Charge takes into account the deduction of the maximum 4% sales charge. Class J shares are only available to certain Japanese investors.

For periods prior to their inception, Class B, C, I, and J share performance includes the performance of the fund's original share class (Class A). Class J performance has been adjusted to reflect the initial sales charge applicable to J and Class B and C performance has been adjusted to reflect the CDSC applicable to B and C. Class I performance has been adjusted to reflect the fact that I shares have no sales charge. Performance for these classes has not been adjusted to reflect the differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B, C, and J than those of A, performance shown is higher for B, C, and J than it would have been had these share classes been offered for the entire period. Conversely, because these expenses are lower for I than those of A, performance shown is lower for I than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO CONCENTRATION AS OF MAY 31, 2002

FIVE LARGEST STOCK SECTORS

              HEALTH CARE                      18.2%
              TECHNOLOGY                       17.9%
              FINANCIAL SERVICES               11.7%
              LEISURE                          11.6%
              INDUSTRIAL GOODS & SERVICES       8.8%

TOP 10 STOCK HOLDINGS

VIACOM, INC.  3.4%                                  CLEAR CHANNEL COMMUNICATIONS, INC.  2.8%
Diversified media and entertainment company         Media company with operations in radio, outdoor
                                                    advertising, and live entertainment
PFIZER, INC.  3.3%
Pharmaceutical products company                     CISCO SYSTEMS, INC.  2.8%
                                                    Computer network developer
MICROSOFT CORP.  3.2%
Computer software and systems company               JOHNSON & JOHNSON CO.  2.6%
                                                    Health care and pharmaceutical products company
WAL-MART STORES, INC.  2.9%
General merchandise retailer                        LOWE'S COS., INC.  2.1%
                                                    Home improvement retailer
FIRST DATA CORP.  2.9%
Provider of outsourced processing of financial      3M CO.  2.1%
transactions                                        Diversified manufacturing firm specializing in
                                                    coatings, adhesives, and abrasives

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO OF INVESTMENTS (Unaudited) -- May 31, 2002

Stocks - 98.2%
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ISSUER                                                                SHARES                     VALUE
--------------------------------------------------------------------------------------------------------
U.S. Stocks - 92.7%
  Aerospace - 3.5%
    General Dynamics Corp.                                          1,100,000            $   110,660,000
    Lockheed Martin Corp.                                           1,254,000                 77,810,700
    Northrop Grumman Corp.                                          2,121,600                257,371,296
                                                                                         ---------------
                                                                                         $   445,841,996
--------------------------------------------------------------------------------------------------------
  Airlines - 0.6%
    Southwest Airlines Co.                                          4,301,800            $    73,259,654
--------------------------------------------------------------------------------------------------------
  Automotive - 1.7%
    Harley-Davidson, Inc.                                           4,000,000            $   210,320,000
--------------------------------------------------------------------------------------------------------
  Banks & Credit Cos. - 1.2%
    Capital One Financial Corp.                                     2,328,800            $   145,410,272
--------------------------------------------------------------------------------------------------------
  Beverages - 0.6%
    The Pepsi Bottling Group, Inc.                                  2,341,600            $    77,319,632
--------------------------------------------------------------------------------------------------------
  Biotechnology - 1.4%
    Amgen, Inc.*                                                    1,199,900            $    57,151,237
    Pharmacia Corp.                                                 2,713,000                117,174,470
                                                                                         ---------------
                                                                                         $   174,325,707
--------------------------------------------------------------------------------------------------------
  Business Services - 4.8%
    Automatic Data Processing, Inc.                                 2,500,000            $   129,800,000
    Concord EFS, Inc.*                                              2,170,500                 67,871,535
    First Data Corp.                                                4,500,000                356,400,000
    Manpower, Inc.                                                    544,000                 22,554,240
    Moodys Corp.                                                      500,000                 24,080,000
                                                                                         ---------------
                                                                                         $   600,705,775
--------------------------------------------------------------------------------------------------------
  Chemicals - 0.8%
    Praxair, Inc.                                                   1,896,800            $   106,220,800
--------------------------------------------------------------------------------------------------------
  Computer Hardware - Systems - 0.9%
    Dell Computer Corp.*                                            2,921,100            $    78,431,535
    Lexmark International, Inc.*                                      620,400                 38,743,980
                                                                                         ---------------
                                                                                         $   117,175,515
--------------------------------------------------------------------------------------------------------
  Computer Software - 0.7%
    Oracle Corp.*                                                  11,750,000            $    93,060,000
--------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 3.3%
    Mercury Interactive Corp.*                                        420,100            $    14,224,586
    Microsoft Corp.*                                                7,800,000                397,098,000
                                                                                         ---------------
                                                                                         $   411,322,586
--------------------------------------------------------------------------------------------------------
  Computer Software - Services - 0.6%
    VERITAS Software Corp.*                                         3,549,400            $    80,464,898
--------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 3.2%
    Adobe Systems, Inc.                                             1,555,400            $    56,149,940
    Brocade Communications Systems, Inc.*                           2,091,300                 41,094,045
    Cadence Design Systems, Inc.*                                   4,706,910                 90,655,087
    Ceridian Corp.*                                                   293,700                  6,713,982
    EMC Corp.*                                                      2,000,000                 14,500,000
    Peoplesoft, Inc.*                                               7,166,400                147,126,192
    Rational Software Corp.*                                        4,483,080                 51,017,450
                                                                                         ---------------
                                                                                         $   407,256,696
--------------------------------------------------------------------------------------------------------
  Conglomerates - 2.5%
    General Electric Co.                                            3,865,800            $   120,381,012
    Tyco International Ltd.                                         9,000,000                197,550,000
                                                                                         ---------------
                                                                                         $   317,931,012
--------------------------------------------------------------------------------------------------------
  Consumer Goods & Services - 4.5%
    Avon Products, Inc.                                             4,000,000            $   211,800,000
    Estee Lauder Cos., "A"                                            635,500                 23,354,625
    Philip Morris Cos., Inc.                                        4,400,000                251,900,000
    Procter & Gamble Co.                                              900,800                 80,666,640
                                                                                         ---------------
                                                                                         $   567,721,265
--------------------------------------------------------------------------------------------------------
  Electronics - 3.5%
    Analog Devices, Inc.*                                           3,983,700            $   145,883,094
    Intel Corp.                                                       838,400                 23,156,608
    International Rectifier Corp.*                                  1,200,000                 56,364,000
    KLA-Tencor Corp.*                                               1,546,300                 80,608,619
    Linear Technology Corp.                                           673,200                 25,076,700
    Micron Technology, Inc.*                                          848,000                 19,995,840
    National Semiconductor Corp.*                                   1,250,000                 38,375,000
    Novellus Systems, Inc.*                                           271,900                 11,550,312
    Texas Instruments, Inc.                                         1,534,500                 43,994,115
                                                                                         ---------------
                                                                                         $   445,004,288
--------------------------------------------------------------------------------------------------------
  Entertainment - 8.2%
    AOL Time Warner, Inc.*                                          1,000,000            $    18,700,000
    Carnival Corp.                                                  2,200,000                 66,880,000
    Clear Channel Communications, Inc.*                             6,528,200                347,496,086
    USA Networks, Inc.*                                             2,990,000                 85,215,000
    Viacom, Inc., "B"*                                              8,500,000                416,160,000
    Walt Disney Co.                                                 4,382,740                100,408,573
                                                                                         ---------------
                                                                                         $ 1,034,859,659
--------------------------------------------------------------------------------------------------------
  Financial Institutions - 4.9%
    American Express Co.                                            3,300,000            $   140,283,000
    Freddie Mac                                                     3,200,000                209,760,000
    Goldman Sachs Group, Inc.                                       2,299,700                173,512,365
    Merrill Lynch & Co., Inc.                                       2,260,800                 92,037,168
                                                                                         ---------------
                                                                                         $   615,592,533
--------------------------------------------------------------------------------------------------------
  Financial Services - 0.9%
    Mellon Financial Corp.                                          3,101,100            $   115,050,810
--------------------------------------------------------------------------------------------------------
  Food & Beverage Products - 2.1%
    PepsiCo, Inc.                                                   5,000,000            $   259,900,000
--------------------------------------------------------------------------------------------------------
  Food Products - 0.4%
    Sysco Corp.                                                     1,857,700            $    51,736,945
--------------------------------------------------------------------------------------------------------
  Healthcare - 1.0%
    Anthem, Inc.*                                                     713,900            $    50,615,510
    HCA, Inc.                                                       1,514,000                 74,382,820
                                                                                         ---------------
                                                                                         $   124,998,330
--------------------------------------------------------------------------------------------------------
  Insurance - 2.4%
    AFLAC, Inc.                                                       700,000            $    22,512,000
    American International Group, Inc.                              3,000,000                200,910,000
    Chubb Corp.                                                     1,016,000                 76,362,560
                                                                                         ---------------
                                                                                         $   299,784,560
--------------------------------------------------------------------------------------------------------
  Internet - 0.6%
    Ebay, Inc.*                                                     1,450,000            $    80,054,500
--------------------------------------------------------------------------------------------------------
  Machinery - 1.3%
    Danaher Corp.                                                   2,280,700            $   158,782,334
--------------------------------------------------------------------------------------------------------
  Manufacturing - 2.1%
    3M Co.                                                          2,100,000            $   263,403,000
--------------------------------------------------------------------------------------------------------
  Media - 0.4%
    Westwood One, Inc.*                                             1,200,000            $    45,780,000
--------------------------------------------------------------------------------------------------------
  Medical & Health Products - 9.8%
    Alcon, Inc.*                                                      814,800            $    31,516,464
    Baxter International, Inc.                                      3,777,600                202,857,120
    Boston Scientific Corp.*                                          460,800                 12,833,280
    Eli Lilly & Co.                                                 2,452,700                158,689,690
    Forest Laboratories, Inc.*                                      1,265,000                 93,394,950
    Johnson & Johnson Co.                                           5,302,500                325,308,375
    Pfizer, Inc.                                                   11,671,200                403,823,520
                                                                                         ---------------
                                                                                         $ 1,228,423,399
--------------------------------------------------------------------------------------------------------
  Medical & Health Technology Services - 4.2%
    Genzyme Corp.*                                                  1,652,100            $    52,916,763
    Medimmune, Inc.                                                   388,000                 12,617,760
    Tenet Healthcare Corp.*                                         3,397,400                253,106,300
    UnitedHealth Group, Inc.                                        2,250,000                204,300,000
                                                                                         ---------------
                                                                                         $   522,940,823
--------------------------------------------------------------------------------------------------------
  Oil Services - 1.6%
    Baker Hughes, Inc.                                              3,372,000            $   123,583,800
    BJ Services Co.*                                                1,369,300                 51,376,136
    Noble Corp.*                                                      500,000                 21,410,000
                                                                                         ---------------
                                                                                         $   196,369,936
--------------------------------------------------------------------------------------------------------
  Oils - 1.0%
    Devon Energy Corp.                                              1,302,800            $    68,071,300
    GlobalSantaFe Corp.                                             1,773,400                 59,852,250
                                                                                         ---------------
                                                                                         $   127,923,550
--------------------------------------------------------------------------------------------------------
  Pharmaceuticals - 1.5%
    Wyeth                                                           3,500,000            $   194,250,000
--------------------------------------------------------------------------------------------------------
  Photographic Products - 0.2%
    Eastman Kodak Co.                                                 766,200            $    25,491,474
--------------------------------------------------------------------------------------------------------
  Restaurants & Lodging - 1.0%
    Yum Brands, Inc.*                                               2,000,000            $   127,800,000
--------------------------------------------------------------------------------------------------------
  Retail - 8.2%
    Kohl's Corp.*                                                   1,400,000            $   105,000,000
    Lowe's Cos., Inc.                                               5,600,000                264,096,000
    Office Depot, Inc.*                                             2,134,200                 39,013,176
    Target Corp.                                                    4,302,700                178,346,915
    TJX Cos., Inc.                                                  3,600,000                 75,924,000
    Wal-Mart Stores, Inc.                                           6,700,000                362,470,000
                                                                                         ---------------
                                                                                         $ 1,024,850,091
--------------------------------------------------------------------------------------------------------
  Special Products & Services - 1.6%
    Illinois Tool Works, Inc.                                       2,292,800            $   162,857,584
    SPX Corp.*                                                        250,000                 34,375,000
                                                                                         ---------------
                                                                                         $   197,232,584
--------------------------------------------------------------------------------------------------------
  Telecommunications - 0.5%
    EchoStar Communications Corp.*                                  2,277,100            $    57,360,149
--------------------------------------------------------------------------------------------------------
  Telecommunications - Wireline - 3.4%
    Cisco Systems, Inc.*                                           22,000,000            $   347,160,000
    Emulex Corp.*                                                   1,296,600                 39,040,626
    QLogic Corp.*                                                   1,000,000                 45,720,000
                                                                                         ---------------
                                                                                         $   431,920,626
--------------------------------------------------------------------------------------------------------
  Transportation - 1.6%
    Fedex Corp.*                                                    1,426,100            $    76,938,095
    United Parcel Service, Inc.                                     2,000,000                120,760,000
                                                                                         ---------------
                                                                                         $   197,698,095
--------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                        $11,655,543,494
--------------------------------------------------------------------------------------------------------
  Foreign Stocks - 5.5%
    Australia - 0.8%
      News Corp. Ltd., ADR (Media)                                  1,834,300            $    53,524,874
      News Corp Ltd. (Media)                                        7,239,229                 51,590,798
                                                                                         ---------------
                                                                                         $   105,115,672
--------------------------------------------------------------------------------------------------------
  Bermuda - 2.0%
    Ace Ltd. (Insurance)                                            3,175,500            $   109,904,055
    XL Capital Ltd. (Insurance)                                     1,580,300                139,888,156
                                                                                         ---------------
                                                                                         $   249,792,211
--------------------------------------------------------------------------------------------------------
  Germany - 0.3%
    Bayerische Motoren Werke AG (Automotive)                          750,000            $    32,118,160
--------------------------------------------------------------------------------------------------------
  Netherlands - 0.4%
    STMicroelectronics N.V. (Electronics)                           2,124,800            $    57,157,120
--------------------------------------------------------------------------------------------------------
  Taiwan - 0.8%
    Taiwan Semiconductor Manufacturing Co. Ltd., ADR
      (Electronics)                                                 5,899,200            $    97,808,736
--------------------------------------------------------------------------------------------------------
  United Kingdom - 1.2%
    Diageo PLC (Food & Beverage Products)*                          7,311,400            $    91,933,948
    Reed International PLC (Publishing)                             3,302,200                 31,720,912
    Unilever PLC (Consumer Products)                                3,387,000                 31,099,382
                                                                                         ---------------
                                                                                         $   154,754,242
--------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                     $   696,746,141
--------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $11,768,696,297)                                          $12,352,289,635
--------------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.9%
--------------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
                                                               (000 OMITTED)
--------------------------------------------------------------------------------------------------------
    Abbey National North America, due 6/03/02                        $135,758            $   135,744,198
    Citigroup, Inc., due 6/27/02                                       39,900                 39,848,130
    Ford Motor Credit Corp., due 6/06/02 - 6/10/02                     36,600                 36,587,735
    General Electric Capital Corp., due 6/03/02                        52,605                 52,599,681
    General Motors Acceptance Corp., due 6/05/02 - 7/01/02             99,500                 99,400,747
    UBS Finance, Inc., due 6/03/02                                      2,632                  2,631,735
--------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                          $   366,812,226
--------------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.4%
--------------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
                                                               (000 OMITTED)
--------------------------------------------------------------------------------------------------------
    Goldman Sachs Group, Inc., dated 5/31/02, due 6/03/02,
      total to be received $39,010,916 (secured
      by various U.S. Treasury and Federal Agency
      obligations in a jointly traded account)                       $ 39,005            $    39,005,000
    Morgan Stanley Dean Witter & Co., dated 5/31/02,
      due 6/03/02, total to be received $13,600,040
      (secured by various U.S. Treasury and Federal
      Agency obligations in a jointly traded account)                  13,598                 13,598,000
--------------------------------------------------------------------------------------------------------
Total Repurchase Agreement, at Cost                                                      $    52,603,000
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $12,188,111,523)                                     $12,771,704,861

Other Assets, Less Liabilities - (1.5)%                                                     (190,051,754)
--------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $12,581,653,107
--------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
MAY 31, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $12,188,111,523)      $12,771,704,861
  Investments of cash collateral for securities loaned,
    at identified cost and value                                    424,821,191
  Cash                                                                      821
  Receivable for investments sold                                   167,891,207
  Receivable for fund shares sold                                    21,827,407
  Dividends and interest receivable                                  10,083,886
  Other assets                                                           35,183
                                                                ---------------
    Total assets                                                $13,396,364,556
                                                                ---------------
Liabilities:
  Payable for investments purchased                             $   274,522,712
  Payable for fund shares reacquired                                112,997,764
  Collateral for securities loaned, at value                        424,821,191
  Payable to affiliates -
    Management fee                                                      114,788
    Shareholder servicing agent fee                                      34,784
    Distribution and service fee                                        208,220
    Administrative fee                                                    1,894
  Accrued expenses and other liabilities                              2,010,096
                                                                ---------------
      Total liabilities                                         $   814,711,449
                                                                ---------------
Net assets                                                      $12,581,653,107
                                                                ===============
Net assets consist of:
  Paid-in capital                                               $17,946,995,450
  Unrealized appreciation on investments and translation
    of assets and liabilities in foreign currencies                 583,597,028
  Accumulated net realized loss on investments and
    foreign currency transactions                                (5,917,466,435)
  Accumulated net investment loss                                   (31,472,936)
                                                                ---------------
      Total                                                     $12,581,653,107
                                                                ===============
Shares of beneficial interest outstanding                        1,126,305,826
                                                                 =============
Class A shares:
  Net asset value per share
    (net  assets  of $7,417,286,268 / 645,050,702 shares
    of beneficial interest outstanding)                             $11.50
                                                                    ======
  Offering  price  per  share  (100 / 94.25 of net asset
    value per share)                                                $12.20
                                                                    ======
Class B shares:
  Net asset value and offering price per share
    (net  assets  of $3,710,223,625 / 346,509,039 shares
    of beneficial interest outstanding)                             $10.71
                                                                    ======
Class C shares:
  Net asset value and offering price per share
    (net  assets  of $1,229,441,565 / 115,323,660 shares
    of beneficial interest outstanding)                             $10.66
                                                                    ======
Class I shares:
  Net asset value, offering price, and redemption price per share
    (net  assets  of $219,528,242 / 18,934,434 shares of
    beneficial interest outstanding)                                $11.59
                                                                    ======
Class J shares:
  Net asset value, offering price, and redemption price per share
    (net  assets  of  $5,173,407  /  487,991  shares  of
    beneficial interest outstanding)                                $10.60
                                                                    ======
  Offering  price per share (100 / 96 of net asset value
    per share)                                                      $11.04
                                                                    ======

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2002
-------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                                   $    43,266,115
    Interest                                                          5,585,173
    Foreign taxes withheld                                             (536,575)
                                                                ---------------
      Total investment income                                   $    48,314,713
                                                                ---------------
  Expenses -
    Management fee                                              $    22,895,507
    Trustees' compensation                                               57,085
    Shareholder servicing agent fee                                   6,938,033
    Distribution and service fee (Class A)                           14,264,019
    Distribution and service fee (Class B)                           20,530,549
    Distribution and service fee (Class C)                            6,879,899
    Distribution and service fee (Class J)                               31,333
    Administrative fee                                                  285,985
    Custodian fee                                                     1,773,760
    Printing                                                            246,772
    Postage                                                             619,867
    Auditing fees                                                        20,501
    Legal fees                                                           36,490
    Miscellaneous                                                     6,295,947
                                                                ---------------
      Total expenses                                            $    80,875,747
    Fees paid indirectly                                             (1,282,525)
                                                                ---------------
      Net expenses                                              $    79,593,222
                                                                ---------------
        Net investment loss                                     $   (31,278,509)
                                                                ---------------
Realized and unrealized loss on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                     $  (275,014,102)
    Foreign currency transactions                                      (362,308)
                                                                ---------------
      Net realized loss on investments and foriegn
        currency transactions                                   $  (275,376,410)
                                                                ---------------
  Change in unrealized depreciation -
    Investments                                                 $(1,081,663,483)
    Translation of assets and liabilities in foreign
      currencies                                                        (19,492)
                                                                ---------------
      Net unrealized loss on investments and foreign
        currency translation                                    $(1,081,682,975)
                                                                ---------------
        Net realized and unrealized loss on investments
          and foreign currency                                  $(1,357,059,385)
                                                                ---------------
          Decrease in net assets from operations                $(1,388,337,894)
                                                                ===============
See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                     YEAR ENDED
                                                              MAY 31, 2002              NOVEMBER 30, 2001
                                                               (UNAUDITED)
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                      $   (31,278,509)               $   (45,392,912)
  Net realized loss on investments and foreign
    currency transactions                                     (275,376,410)                (4,714,961,676)
  Net unrealized gain (loss) on investments and
    foreign currency translation                            (1,081,682,975)                   326,843,570
                                                           ---------------                ---------------
    Decrease in net assets from operations                 $(1,388,337,894)               $(4,433,511,018)
                                                           ---------------                ---------------
Distributions declared to shareholders -
  From net realized gain on investments and foreign
    currency transactions (Class A)                        $     --                       $  (740,469,371)
  From net realized gain on investments and foreign
    currency transactions (Class B)                              --                          (442,012,693)
  From net realized gain on investments and foreign
    currency transactions (Class C)                              --                          (142,798,692)
  From net realized gain on investments and foreign
    currency transactions (Class I)                              --                           (12,660,843)
  From net realized gain on investments and foreign
    currency transactions (Class J)                              --                                  (427)
  From paid-in capital (Class A)                                 --                          (124,383,546)
  From paid-in capital (Class B)                                 --                           (74,248,994)
  From paid-in capital (Class C)                                 --                           (23,987,228)
  From paid-in capital (Class I)                                 --                            (2,126,760)
  From paid-in capital (Class J)                                 --                                   (72)
                                                           ---------------                ---------------
    Total distributions declared to shareholders           $     --                       $(1,562,688,626)
                                                           ---------------                ---------------
Net increase (decrease) in net assets from fund share
  transactions                                             $  (295,518,665)               $ 3,620,879,228
                                                           ---------------                ---------------
    Total decrease in net assets                           $(1,683,856,559)               $(2,375,320,416)
Net assets:
  At beginning of period                                    14,265,509,666                 16,640,830,082
                                                           ---------------                ---------------
At end of period (including accumulated net
  investment loss of $31,472,936 and $194,427,
  respectively)                                            $12,581,653,107                $14,265,509,666
                                                           ===============                ===============

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED NOVEMBER 30,
                                SIX MONTHS ENDED         ---------------------------------------------------------------------
                                    MAY 31, 2002             2001            2000            1999           1998          1997
                                     (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                         CLASS A
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
 throughout each period):
Net asset value - beginning of
  period                                  $12.73           $18.47          $19.29          $16.06         $14.68        $13.44
                                          ------           ------          ------          ------         ------        ------
Income from investment operations# -
  Net investment income (loss)            $(0.01)          $(0.00)*        $(0.03)         $(0.01)        $ 0.02        $ 0.01
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency                       (1.22)           (4.02)           0.83###         4.63           3.63          4.33
                                          ------           ------          ------          ------         ------        ------
      Total from investment
        operations                        $(1.23)          $(4.02)         $ 0.80          $ 4.62         $ 3.65        $ 4.34
                                          ------           ------          ------          ------         ------        ------
Less distributions declared to shareholders -
  From net investment income              $ --             $ --            $ --            $(0.00)*       $(0.01)       $ --
  In excess of net investment income        --               --              --             (0.00)*         --            --
  From net realized gain on
    investments and foreign currency
    transactions                            --              (1.47)          (1.62)          (1.39)         (2.26)        (3.10)
  From paid-in capital                      --              (0.25)           --              --             --            --
                                          ------           ------          ------          ------         ------        ------
      Total distributions declared
        to shareholders                     --             $(1.72)         $(1.62)         $(1.39)        $(2.27)       $(3.10)
                                          ------           ------          ------          ------         ------        ------
Net asset value - end of period           $11.50           $12.73          $18.47          $19.29         $16.06        $14.68
                                          ======           ======          ======          ======         ======        ======
Total return(+)                            (9.66)%++       (24.20)%          4.03%          31.27%         30.24%        42.91%
Ratios (to average net assets)/
 Supplemental data:
  Expenses##                                0.92%+           0.94%           0.85%           0.87%          0.79%         0.71%
  Net investment income (loss)             (0.20)%+         (0.03)%         (0.15)%         (0.08)%         0.15%         0.05%
Portfolio turnover                           108%             305%            261%            174%            62%           93%
Net assets at end of period
  (000,000 Omitted)                       $7,417           $8,337          $9,243          $6,802         $3,283        $1,773

  * Per share amount was less than $0.01.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
### The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED NOVEMBER 30,
                                SIX MONTHS ENDED         ---------------------------------------------------------------------
                                    MAY 31, 2002             2001            2000            1999           1998          1997
                                     (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                         CLASS B
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of
  period                                  $11.89           $17.37          $18.28          $15.37         $14.23        $13.12
                                          ------           ------          ------          ------         ------        ------
Income from investment operations# -
  Net investment loss                     $(0.05)          $(0.09)         $(0.16)         $(0.12)        $(0.07)       $(0.09)
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency                       (1.13)           (3.77)           0.80###         4.42           3.47          4.21
                                          ------           ------          ------          ------         ------        ------
      Total from investment
        operations                        $(1.18)          $(3.86)         $ 0.64          $ 4.30         $ 3.40        $ 4.12
                                          ------           ------          ------          ------         ------        ------
Less distributions declared to shareholders -
  From net realized gain on
    investments and foreign currency
    transactions                          $ --             $(1.39)         $(1.55)         $(1.39)        $(2.26)       $(3.01)
  From paid-in capital                      --              (0.23)           --              --             --            --
                                          ------           ------          ------          ------         ------        ------
      Total distributions declared
        to shareholders                     --             $(1.62)         $(1.55)         $(1.39)        $(2.26)       $(3.01)
                                          ------           ------          ------          ------         ------        ------
Net asset value - end of period           $10.71           $11.89          $17.37          $18.28         $15.37        $14.23
                                          ======           ======          ======          ======         ======        ======
Total return                               (9.92)%++       (24.71)%          3.34%          30.47%         29.29%        41.77%
Ratios (to average net assets)/
  Supplemental data:
  Expenses##                                1.57%+           1.59%+          1.50%           1.52%          1.48%         1.50%
  Net investment loss                      (0.86)%+         (0.68)%         (0.80)%         (0.74)%        (0.54)%       (0.74)%
Portfolio turnover                           108%             305%            261%            174%            62%           93%
Net assets at end of period
  (000,000 Omitted)                       $3,710           $4,280          $5,488          $3,608         $1,081           $93

  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
### The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED NOVEMBER 30,                         PERIOD ENDED
                          SIX MONTHS ENDED       -------------------------------------------------------         NOVEMBER 30,
                              MAY 31, 2002             2001           2000            1999          1998                1997*
                               (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
                                   CLASS C
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value -
  beginning of period               $11.84           $17.31         $18.23          $15.33        $14.23               $13.98
                                    ------           ------         ------          ------        ------               ------
Income from investment
  operations# -
  Net investment loss               $(0.05)          $(0.09)        $(0.16)         $(0.12)       $(0.07)              $(0.01)
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency             (1.13)           (3.75)          0.79###         4.41          3.46                 0.26
                                    ------           ------         ------          ------        ------               ------
      Total from investment
        operations                  $(1.18)          $(3.84)        $ 0.63          $ 4.29        $ 3.39               $ 0.25
                                    ------           ------         ------          ------        ------               ------
Less distributions declared to
  shareholders -
  From net investment income        $ --             $ --           $ --            $ --          $(0.03)              $ --
  From net realized gain on
    investments and foreign
    currency transactions             --              (1.40)         (1.55)          (1.39)        (2.26)                --
  From paid-in capital                --              (0.23)          --              --            --                   --
                                    ------           ------         ------          ------        ------               ------
      Total distributions
        declared to
        shareholders                $ --             $(1.63)        $(1.55)         $(1.39)       $(2.29)              $ --
                                    ------           ------         ------          ------        ------               ------
Net asset value - end of period     $10.66           $11.84         $17.31          $18.23        $15.33               $14.23
                                    ======           ======         ======          ======        ======               ======
Total return                         (9.97)%++       (24.69)%         3.32%          30.49%        29.27%                1.79%++
Ratios (to average net assets)/
  Supplemental data:
  Expenses##                          1.57%+           1.59%          1.50%           1.52%         1.48%                1.54%+
  Net investment loss                (0.86)%+         (0.68)%        (0.80)%         (0.74)%       (0.54)%              (0.91)%+
Portfolio turnover                     108%             305%           261%            174%           62%                  93%
Net assets at end of period
  (000 Omitted)                 $1,229,442       $1,446,087     $1,757,043        $965,054      $223,256                 $383

  * For the period from the inception of Class C shares, November 3, 1997, through November 30, 1997.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
### The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED NOVEMBER 30,                       PERIOD ENDED
                             SIX MONTHS ENDED       ------------------------------------------------------       NOVEMBER 30,
                                 MAY 31, 2002             2001           2000            1999         1998              1997*
                                  (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
                                      CLASS I
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of
  period                               $12.81           $18.58         $19.38          $16.10       $14.71             $ 9.86
                                       ------           ------         ------          ------       ------             ------
Income from investment operations# -
  Net investment income                $ 0.01           $ 0.05         $ 0.04          $ 0.05       $ 0.07             $ 0.03
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency                    (1.23)           (4.03)          0.83###         4.67         3.61               4.82
                                       ------           ------         ------          ------       ------             ------
      Total from investment
        operations                     $(1.22)          $(3.98)        $ 0.87          $ 4.72       $ 3.68             $ 4.85
                                       ------           ------         ------          ------       ------             ------
Less distributions declared to
  shareholders -
  From net investment income           $ --             $ --           $ --            $(0.03)      $(0.03)            $ --
  In excess of net investment
    income                               --               --             --             (0.02)        --                 --
  From net realized gain on
    investments and foreign
    currency transactions                --              (1.53)         (1.67)          (1.39)       (2.26)              --
  From paid-in capital                   --              (0.26)          --              --           --                 --
                                       ------           ------         ------          ------       ------             ------
      Total distributions declared
        to shareholders                $ --             $(1.79)        $(1.67)         $(1.44)      $(2.29)            $ --
                                       ------           ------         ------          ------       ------             ------
Net asset value - end of period        $11.59           $12.81         $18.58          $19.38       $16.10             $14.71
                                       ======           ======         ======          ======       ======             ======
Total return                            (9.52)%++       (23.93)%         4.39%          31.90%       30.56%             49.19%++
Ratios (to average net assets)/
 Supplemental data:
  Expenses##                             0.57%+           0.59%          0.50%           0.52%        0.49%              0.49%+
  Net investment income                  0.15%+           0.32%          0.20%           0.28%        0.45%              0.22%+
Portfolio turnover                        108%             305%           261%            174%          62%                93%
Net assets at end of period
  (000 Omitted)                      $219,528         $195,542       $152,515         $95,539      $54,406            $12,482

  * For the period from the inception of Class I shares, January 2, 1997, through November 30, 1997.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
### The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights  -- continued
----------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                 PERIOD ENDED
                                                                 MAY 31, 2002           NOVEMBER 30, 2001*
                                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                      CLASS J
----------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                  $11.77                       $17.37
                                                                       ------                       ------
Income from investment operations# -
  Net investment loss                                                  $(0.05)                      $(0.09)
  Net realized and unrealized loss on investments and
    foreign currency                                                    (1.12)                       (3.72)
                                                                       ------                       ------
      Total from investment operations                                 $(1.17)                      $(3.81)
                                                                       ------                       ------
Less distributions declared to shareholders -
  From net realized gain on investments and foreign currency
    transactions                                                       $ --                         $(1.53)
  From paid-in capital                                                   --                          (0.26)
                                                                       ------                       ------
      Total distributions declared to shareholders                     $ --                         $(1.79)
                                                                       ------                       ------
Net asset value - end of period                                        $10.60                       $11.77
                                                                       ======                       ======
Total return(+)                                                         (9.94)%++                   (18.10)%++
Ratios (to average net assets)/Supplemental data:
  Expenses##                                                             1.57%+                       1.59%+
  Net investment loss                                                   (0.86)%+                     (0.68)%+
Portfolio turnover                                                        108%                         305%
Net assets at end of period (000 Omitted)                              $5,173                       $6,861

  * For the period from the inception of Class J shares, December 18, 2000, through May 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios  do  not  reflect  reductions  from  directed  brokerage  and certain expense offset arrangements.
(+) Total returns for Class J shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
Massachusetts Investors Growth Stock Fund (the fund) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith by the Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Deferred Trustee Compensation - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan.

Security Loans - State Street Bank and Trust Company ("State Street") and Chase Manhattan Bank ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At May 31, 2002, the value of securities loaned was $409,098,109. These loans were collateralized by cash of $424,821,191 which was invested in the following short-term obligations:

                                                                IDENTIFIED COST
                                                       SHARES         AND VALUE
-------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio 422,166,691 $422,166,691 UBS Warburg LLC, Repurchase Agreement, 1.83%,
  dated 5/31/02, due 6/3/02                         2,654,500         2,654,500
                                                                    -----------
Total investments of cash collateral for
  securities loaned                                                $424,821,191
                                                                   ============

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $555,521 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fees were reduced by $727,004 under this agreement. These amounts are shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended November 30, 2001 and November 30, 2000 was as follows:

                                       NOVEMBER 30, 2001      NOVEMBER 30, 2000
-------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income                        $  133,662,703            $186,140,561
  Long-term capital gain                  1,204,279,323             806,907,432
                                         --------------            ------------
                                         $1,337,942,026            $993,047,993
  Tax return of capital                     224,746,600              --
                                         --------------            ------------
Total distributions declared             $1,562,688,626            $993,047,993
                                         ==============            ============

As of November 30, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carry-forward                  $(2,504,691,373)
          Unrealized loss                              (1,378,779,847)
          Other temporary differences                     (93,533,229)

At November 30, 2001, the fund, for federal income tax purposes, had a capital loss carry-forward of $2,504,691,373, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2009.

Multiple Classes of Shares of Beneficial Interest - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund's average daily net assets.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

            First $2 billion                               0.0175%
            Next $2.5 billion                              0.0130%
            Next $2.5 billion                              0.0005%
            In excess of $7 billion                        0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $531,033 for the six months ended May 31, 2002, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, and Class J shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $505,015 for the six months ended May 31, 2002. Fees incurred under the distribution plan during the six months ended May 31, 2002, were 0.35% of average daily net assets attributable to Class A shares on an annualized basis.

The fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $162,301 and $183,190 for Class B and Class C shares, respectively, for the six months ended May 31, 2002. Fees incurred under the distribution plan during the six months ended May 31, 2002, were 1.00% of average daily net assets attributable to Class B and Class C shares, respectively, on an annualized basis.

The fund's distribution plan provides that the fund will pay MFD a distribution fee of up to 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class J shares. Class J shares are available for distribution through Mizuho Investors Securities Co., Ltd. ("Mizuho") and Tokyo Mitsubishi Personal Securities ("TMPS") and their networks of financial intermediaries. Mizuho also serves as the fund's Agent Securities Company in Japan, and in the capacity represents the fund before Japanese regulatory authorities. MFD will pay to Mizuho and TMPS, all of the service fee and a portion of the distribution fee attributable to Class J shares. Out of the distribution fee, MFD will pay to Mizuho and TMPS 0.35% per annum of average daily net assets attributable to class J shares and will retain the remaining 0.40%. A portion of the distribution fee equal to 0.065% per annum of the fund's average daily net assets attributable to class J shares is paid to Mizuho to cover its services as the fund's Agent Securities Company. Fees incurred under the distribution plan during the six months ended May 31, 2002, were 1.00% of average daily net assets attributable to Class J shares on an annualized basis.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended May 31, 2002, were $80,630, $4,827,215, and $146,875 for Class A, Class B, and Class C
shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES             SALES
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)   $14,296,149,640   $14,429,360,455
                                               ---------------   ---------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $12,188,111,523
                                                               ---------------
Gross unrealized appreciation                                  $ 1,047,247,729
Gross unrealized depreciation                                     (463,654,391)
                                                               ---------------
    Net unrealized appreciation                                $   583,593,338
                                                               ===============

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                   SIX MONTHS ENDED MAY 31, 2002               YEAR ENDED NOVEMBER 30, 2001
                               ---------------------------------       ------------------------------------
                                    SHARES                AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                    566,540,536       $ 6,992,371,129        1,250,766,375       $17,653,814,830
Shares issued to
  shareholders in
  reinvestment of
  distributions                     --                    --               40,745,044           699,531,260
Shares reacquired             (576,390,915)       (7,109,794,436)      (1,137,020,781)      (15,939,439,562)
                              ------------       ---------------       --------------       ---------------
    Net increase
      (decrease)                (9,850,379)      $  (117,423,307)         154,490,638       $ 2,413,906,528
                              ============       ===============       ==============       ===============

Class B shares
                                   SIX MONTHS ENDED MAY 31, 2002               YEAR ENDED NOVEMBER 30, 2001
                               ---------------------------------       ------------------------------------
                                    SHARES                AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                     24,949,128       $   288,787,822           92,789,874       $ 1,295,158,396
Shares issued to
  shareholders in
  reinvestment of
  distributions                     --                    --               27,135,163           437,943,906
Shares reacquired              (38,347,123)         (438,029,802)         (75,961,499)         (983,835,645)
                              ------------       ---------------       --------------       ---------------
    Net increase
      (decrease)               (13,397,995)      $  (149,241,980)          43,963,538       $   749,266,657
                              ============       ===============       ==============       ===============

Class C shares
                                   SIX MONTHS ENDED MAY 31, 2002               YEAR ENDED NOVEMBER 30, 2001
                               ---------------------------------       ------------------------------------
                                    SHARES                AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                     14,063,455       $   162,053,942           59,780,855       $   836,386,674
Shares issued to
  shareholders in
  reinvestment of
  distributions                     --                    --                7,845,420           126,074,808
Shares reacquired              (20,864,413)         (238,245,111)         (46,980,698)         (625,462,613)
                              ------------       ---------------       --------------       ---------------
    Net increase
      (decrease)                (6,800,958)      $   (76,191,169)          20,645,577       $   336,998,869
                              ============       ===============       ==============       ===============

Class I shares
                                   SIX MONTHS ENDED MAY 31, 2002               YEAR ENDED NOVEMBER 30, 2001
                               ---------------------------------       ------------------------------------
                                    SHARES                AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                     13,374,493       $   171,535,627            8,990,486       $   136,593,063
Shares issued to
  shareholders in
  reinvestment of
  distributions                  --                   --                      666,435            11,476,013
Shares reacquired               (9,702,505)         (123,149,690)          (2,601,808)          (37,361,928)
                              ------------       ---------------       --------------       ---------------
    Net increase                 3,671,988       $    48,385,937            7,055,113       $   110,707,148
                              ============       ===============       ==============       ===============

Class J shares
                                   SIX MONTHS ENDED MAY 31, 2002               YEAR ENDED NOVEMBER 30, 2001
                               ---------------------------------       ------------------------------------
                                    SHARES                AMOUNT               SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                         30,490       $       362,077            1,193,959       $    18,071,494
Shares issued to
  shareholders in
  reinvestment of
  distributions                  --                   --                           30                   479
Shares reacquired                 (125,148)           (1,410,223)            (611,340)           (8,071,947)
                              ------------       ---------------       --------------       ---------------
    Net increase
      (decrease)                   (94,658)      $    (1,048,146)             582,649       $    10,000,026
                              ============       ===============       ==============       ===============

* For the period from the inception of Class J shares, December 8, 2000, through November 30, 2001.

(6) Line of Credit
The fund and other affiliated funds participate in a $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $70,137, which is based on the average daily-unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the six months ended May 31, 2002.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

The following tables present certain information regarding the Trustees and officers of the Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout.

             NAME, POSITION WITH THE TRUST, AGE, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55)                       ABBY M. O'NEILL (born 04/27/28) Trustee
Trustee, Chairman and President Massachusetts            Private investor; Rockefeller Financial Services,
Financial Services Company, Chairman and Chief           Inc. (investment advisers), Chairman and Chief
Executive Officer                                        Executive Officer

JOHN W. BALLEN* (born 09/12/59) Trustee                  LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company,                Hemenway & Barnes (attorneys), Partner
President and Director
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
KEVIN J. PARKE* (born 12/14/59) Trustee                  Harvard University Graduate School of Business
Massachusetts Financial Services Company, Chief          Administration, Adjunct Professor; CBL &
Investment Officer, Executive Vice President and         Associates Properties, Inc. (real estate
Director                                                 investment trust), Director; The Baupost Fund (a
                                                         mutual fund), Vice Chairman and Trustee
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38) Trustee
Surgery; Harvard Medical School, Professor of            Insight Resources, Inc. (acquisition planning
Surgery                                                  specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)       General Partner (since 1993); Paragon Trade
Trustee                                                  Brands, Inc. (disposable consumer products),
Edmund Gibbons Limited (diversified holding              Director; Cambridge Nutraceuticals (professional
company), Chief Executive Officer; Colonial              nutritional products), Chief Executive Officer
Insurance Company Ltd., Director and Chairman;           (until May 2001)
Bank of Butterfield, Chairman (until 1997)
                                                         ELAINE R. SMITH (born 04/25/46) Trustee
WILLIAM R. GUTOW (born 09/27/41) Trustee                 Independent health care industry consultant
Private investor and real estate consultant;
Capitol Entertainment Management Company (video          WARD SMITH (born 09/13/30) Trustee
franchise), Vice Chairman                                Private investor; Sundstrand Corporation
                                                         (manufacturer of highly engineered products for
J. ATWOOD IVES (born 05/01/36) Trustee                   industrial and aerospace applications), Director
Private investor; KeySpan Corporation (energy            (until June 1999)
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.
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

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               ROBERT R. FLAHERTY (born 09/18/63) Assistant
Chairman and President                                   Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
and Chief Executive Officer                              President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant
Secretary and Assistant Clerk                            ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Vice
Vice President and Associate General Counsel             President (since September 1996)

MARK E. BRADLEY (born 11/23/59) Assistant                JAMES O. YOST (born 06/12/60) Assistant Treasurer
Treasurer                                                Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Vice           Vice President
President (since March 1997)

STEPHEN E. CAVAN (born 11/06/53) Secretary and
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
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
INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
PORTFOLIO MANAGER                                        individuals, call toll free: 1-800-637-6576 any
Stephen Pesek+                                           business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIAN                                                with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
                                                         For share prices, account balances, exchanges or
INVESTOR INFORMATION                                     stock and bond outlooks, call toll free:
For information on MFS mutual funds, call your           1-800-MFS-TALK (1-800-637-8255) anytime from a
investment professional or, for an information           touch-tone telephone.
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a       WORLD WIDE WEB
message anytime).                                        www.mfs.com

+ MFS Investment Management
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

MASSACHUSETTS INVESTORS                                      -------------
GROWTH STOCK FUND                                              PRSRT STD
                                                             U.S. POSTAGE
[logo] M F S(R)                                                  PAID
INVESTMENT MANAGEMENT                                             MFS
                                                             -------------
500 Boylston Street
Boston, MA 02116-3741

(C)2002 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                         MIG-3  7/02  1.1MM  13/213/313/713/813